Organization, Use of Estimates and Basis of Presentation	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1. Organization, Use of Estimates and Basis of Presentation

Champions Oncology, Inc. (the “Company”), is engaged in the development and sale of advanced technology solutions and products to personalize the development and use of oncology drugs. The Company’s TumorGraft Technology Platform is a novel approach to personalizing cancer care based upon the implantation of human tumors in immune-deficient mice. The Company uses this technology, in conjunction with related services, to offer solutions for two consumer groups: Personalized Oncology Solutions (“POS”) and Translational Oncology Solutions (“TOS”). POS assists physicians in developing personalized treatment options for their cancer patients through tumor specific data obtained from drug panels and related personalized oncology services. The Company’s TOS business offers a technology platform to pharmaceutical and biotechnology companies using proprietary TumorGraft studies, which the Company believes may be predictive of how drugs may perform in clinical settings.

The Company has three operating subsidiaries: Champions Oncology (Israel), Limited, Champions Biotechnology U.K., Limited and Champions Oncology Singapore, PTE LTD. For the three and nine months ended January 31, 2015 and 2014, there were no material revenues earned by these subsidiaries.

The Company’s foreign subsidiaries functional currency is the U.S. dollar. Transaction gains and losses are recognized in earnings. The Company is subject to foreign exchange rate fluctuations in connection with the Company’s international operations.

These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission or the SEC. All significant intercompany transactions and accounts have been eliminated. All figures are presented in thousands of U.S. dollars, except share data, or except where expressly stated otherwise. Certain information related to the Company’s organization, significant accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States or GAAP has been condensed or omitted. The accounting policies followed in the preparation of these unaudited condensed consolidated financial statements are consistent with those followed in the Company’s annual consolidated financial statements for the year ended April 30, 2014, as filed on Form 10-K. In the opinion of management, these unaudited condensed consolidated financial statements contain all material adjustments necessary to fairly state our financial position, results of operations and cash flows for the periods presented and the presentations and disclosures herein are adequate when read in conjunction with the Company’s Annual Report on Form 10-K for the year ended April 30, 2014.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

Earnings Per Share

Basic net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock plus dilutive potential common stock considered outstanding during the period. Such dilutive shares consist of incremental shares that would be issued upon exercise of the Company’s derivative warrants.

	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014
Basic loss per share computation
Net loss attributable to common stockholders	$(2,816,465)	$(574,207)	$(9,462,281)	$(5,133,684)
Weighted Average common shares - basic	66,893,364	66,867,114	66,890,929	66,860,792
Basic net loss per share	$(0.04)	$(0.01)	$(0.14)	$(0.08)

Diluted loss per share computation
Net loss attributable to common stockholders	$(2,816,465)	$(574,207)	$(9,462,281)	$(5,133,684)
Less: Gain on derivative warrant liability	620,687	845,774	1,401,314	-
Loss available to common stockholders	$(3,437,152)	$(1,419,981)	$(10,863,595)	$(5,133,684)

Weighted Average common shares	66,893,364	66,867,114	66,890,929	66,860,792
Incremental shares from assumed exercise of warrants and stock options	352,213	-	352,213	-
Adjusted weighted average share - diluted	67,245,577	66,867,114	67,243,142	66,860,792

Diluted net loss per share	$(0.05)	$(0.02)	$(0.16)	$(0.08)

The following table reflects the total potential share-based instruments outstanding at January 31, 2015 and 2014 that could have an effect on the future computation of dilution per common share:

	January 31,
	2015	2014

Stock options	23,990,008	22,633,955
Warrants	3,126,667	3,276,667

Total common stock equivalents	27,116,675	25,910,622

Liquidity

Our liquidity needs have typically arisen from the funding of our research and development programs and the launch of new products, working capital requirements, and other strategic initiatives. In the past, we have met these cash requirements through our sales of products and services, cash and cash equivalents, working capital management, and proceeds from certain private placements of our securities. As of January 31, 2015, we had negative working capital of $4.7 million and cash and cash equivalents on hand of $0.2 million.

On March 11, 2015, the Company entered into a 2015 Securities Purchase Agreement with related party and non-related party investors for the sale to the investors of 35,271,052 units, each unit consisting of one share of the Company's common stock, par value $0.001 per share, and a warrant to buy 0.55 shares of common stock at $0.48 per share, at a purchase price of $0.40 per unit, for an aggregate of approximately $14,000,000 ( net proceeds of approximately $13,000,000, which includes the conversion of $2 million in convertible notes issued in December 2014). This transaction closed on March 13, 2015. See Note 10 for more detail.

   As of March 17, 2015, Management believes that the Company has sufficient cash on hand to continue as a going concern for the at least the next 12 months.

Provision for Income Taxes

Deferred income taxes have been provided to show the effect of temporary differences between the recognition of expenses for financial and income tax reporting purposes and between the tax basis of assets and liabilities, and their reported amounts in the consolidated financial statements. As of January 31, 2015 and 2014, the Company provided a valuation allowance for all net deferred tax assets, as it is not more likely than not that the assets will not be recovered based on an insufficient history of earnings.

The income tax provision for the nine months ended January 31, 2015 was $27 as compared to $13 for the corresponding period in the previous year, and primarily consists of income tax obligations payable to the foreign jurisdictions.

There were no uncertain tax position identified by the Company.

Note 1. Organization and Basis of Presentation

Background

Champions Oncology, Inc. (the “Company”), is engaged in the development and sale of advanced technology solutions and products to personalize the development and use of oncology drugs. The Company’s TumorGraft Technology Platform is a novel approach to personalizing cancer care based upon the implantation of human tumors in immune-deficient mice. The Company uses this technology, in conjunction with related services, to offer solutions for two consumer groups: Personalized Oncology Solutions (“POS”) and Translational Oncology Solutions (“TOS”). POS assists physicians in developing personalized treatment options for their cancer patients through tumor specific data obtained from drug panels and related personalized oncology services. The Company’s TOS business offers a technology platform to pharmaceutical and biotechnology companies using proprietary TumorGraft studies, which the Company believes may be predictive of how drugs may perform in clinical settings.

The Company has three operating subsidiaries: Champions Oncology (Israel), Limited, Champions Biotechnology U.K., Limited and Champions Oncology Singapore, PTE LTD. For the years ended April 30, 2014 and 2013, there were no material revenues earned by these subsidiaries.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).